Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Noncontrolling Interests [Abstract]
Schedule of Amounts Attributable to Non-Controlling Interests

	2021	2020
	£m	£m
PSA Finance UK Limited	—	162
	—	162